DOCUMENT AND ENTITY INFORMATION	9 Months Ended
Sep. 30, 2013
Entity Registrant Name	SOCIAL REALITY, Inc.
Entity Central Index Key	0001538217
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2013